SUPPLEMENT TO THE SUMMARY PROSEPCTUSES, PROSPECTUSES

and STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO INCOME FUNDS

Wells Fargo Strategic Income Fund
 (the “Fund”)

David Germany has announced his intention to retire from Wells Capital Management Incorporated on

September 29, 2017.   After September 29, 2017, all references to David Germany in the Fund’s prospectuses and Statement of Additional Information are hereby removed.

Niklas Nordenfelt, CFA, Tony Norris, Alex Perrin, Thomas M. Price, CFA, Scott M. Smith,CFA and Noah Wise, CFA, will continue as portfolio managers of the Fund.

September 6, 2017                                                                                                              IFIT097/P1004SP